Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.22%)
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent		3.04%	(0.52%)	(0.22%)
Performance Inception Date	Sep. 10, 2020
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	(0.51%)	(0.25%)
Performance Inception Date	Sep. 10, 2020
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	0.53%	0.79%
Performance Inception Date	Sep. 10, 2020
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	(0.91%)	(0.61%)
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	(0.23%)	(0.01%)
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	0.59%	0.85%
Performance Inception Date	Sep. 10, 2020
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%		2.39%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | JPMorgan® EMBI (JPM EMBI) Global Diversified Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%		4.40%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent		13.09%	6.85%		6.97%
Performance Inception Date	Feb. 25, 2014
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent		16.82%	7.09%		6.75%
Performance Inception Date	Feb. 25, 2014
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		19.16%	8.17%		7.80%
Performance Inception Date	Feb. 25, 2014
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		19.19%	8.22%		7.89%
Performance Inception Date	Feb. 25, 2014
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.76%	7.88%		7.53%
Performance Inception Date	Feb. 25, 2014
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	3.91%		4.16%
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.86%	4.17%		4.26%